Cost of Sales - Direct Vessel Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses [Abstract]
Payroll and related costs	$ 27,698	$ 27,837	$ 30,138
Insurances	3,982	3,931	3,831
Repairs and maintenance	6,568	6,100	6,638
Lubricants	794	686	631
Victualing	1,317	1,223	1,242
Travel expenses	2,028	2,557	2,013
Stores	2,486	2,167	1,825
Other expenses	3,875	4,224	2,644
Total	$ 48,748	$ 48,725	$ 48,962